SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES
Schedule of change in allowance for doubtful accounts

The change in allowance for doubtful accounts is as follows:

(in thousands)	2016	2015
Balance at beginning of year	2,351	3,169
Provisions for bad debts, included in SG&A expense	2,385	576
Uncollectible receivables written off	(2,592)	(1,394)
Balance at end of year	2,144	2,351

Schedule of estimated useful life of property and equipment

Asset Classification	Useful Life (years)
Buildings and improvements	30 or lease term
Vehicles and equipment	5
Machinery and equipment	2 - 15
Computer equipment and software	3 - 4
Office furniture and equipment	7
Disposal wells	7 - 10
Helicopters	7

Summary of change in asset retirement obligations

(in thousands)	2016	2015
Balance at beginning of year	1,483	1,560
Accretion expense, included in Depreciation and Amortization expense	155	150
Change in estimate	30	(60)
Settlements	—	(167)
Balance at end of year	1,668	1,483